51 Madison Avenue

New York, New York 10010

August 31, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	IndexIQ ETF Trust (Registration Nos.: 333-152915 and 811-22227)

Dear Sir/Madam:

On behalf of IndexIQ ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the forms of Prospectus for the IQ Clean Oceans ETF, IQ Cleaner Transport ETF, IQ Engender Equality ETF, and IQ Healthy Hearts ETF, each a series of the Registrant, and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c), do not differ from those contained in Post-Effective Amendment No. 223 to the Registration Statement under the Securities Act on Form N-1A filed with the Securities and Exchange Commission on August 28, 2023 (the “Amendment”). The text of the Amendment has been filed electronically.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:	Jack R. Benintende

Russell Shepherd

Barry Pershkow, Chapman and Cutler LLP